UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23606

E-Valuator Funds Trust

(Exact name of registrant as specified in charter)

7760 France Avenue South, Suite 925

Bloomington, Minnesota 55435

(Address of principal executive offices) (Zip code)

Kevin R. Miller

7760 France Avenue South, Suite 925

Bloomington, Minnesota 55435

(Name and address of agent for service)

Copies to:

Deborah Bielicke Eades

Vedder Price P.C.

222 North LaSalle Street

Cleveland, Ohio 44115

Registrant’s telephone number, including area code: (888) 507-2798

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

The E-Valuator Very Conservative (0%-15%) RMS Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 43.4%
	AGGREGATE BOND — 7.6%
2,624	AB High Yield ETF	$96,511
75,851	iShares Yield Optimized Bond ETF	1,696,051
		1,792,562
	BROAD BASED — 0.0%
482	Invesco DB Commodity Index Tracking Fund*	11,072

	BROAD MARKET — 0.1%
264	Schwab Fundamental U.S. Broad Market Index ETF	17,493
106	Vanguard U.S. Quality Factor ETF	14,514
		32,007
	CONSUMER STAPLES — 0.2%
574	Invesco S&P SmallCap Consumer Staples ETF	21,370
120	Vanguard Consumer Staples ETF	24,497
		45,867
	CONVERTIBLE — 0.0%
61	iShares Convertible Bond ETF	4,870

	CORPORATE — 31.4%
37,101	Franklin Senior Loan ETF	908,789
11,398	iShares 0-5 Year High Yield Corporate Bond ETF	484,985
12,163	iShares Investment Grade Systematic Bond ETF	545,511
19,502	PGIM Ultra Short Bond ETF	969,249
43,312	Principal Active High Yield ETF	829,858
16,673	SPDR Portfolio Intermediate Term Corporate Bond ETF	545,040
28,478	SPDR Portfolio Short Term Corporate Bond ETF	847,790
28,529	VanEck IG Floating Rate ETF	727,775
9,298	Vanguard Long-Term Corporate Bond ETF	727,383
18,479	Xtrackers Short Duration High Yield Bond ETF	822,827
		7,409,207
	EMERGING MARKETS — 0.0%
164	Columbia EM Core ex-China ETF	5,100

	GLOBAL — 0.1%
97	SPDR Global Dow ETF	12,463

	GOVERNMENT — 3.1%
7,665	iShares 7-10 Year Treasury Bond ETF	725,569

	INTERNATIONAL — 0.2%
164	iShares Currency Hedged MSCI EAFE Small-Cap ETF	5,166
212	Schwab Fundamental International Large Co. Index ETF	7,549

1
SEMI ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
274	SPDR Portfolio Developed World ex-US ETF	$9,820
193	Vanguard FTSE Developed Markets ETF	9,683
311	WisdomTree Global ex-US Quality Dividend Growth Fund	12,095
		44,313
	LARGE-CAP — 0.3%
31	Invesco QQQ Trust Series 1	13,764
234	Schwab Fundamental U.S. Large Co. Index ETF	15,769
148	Schwab U.S. Large-Cap Growth ETF	13,723
347	SPDR Portfolio S&P 500 Value ETF	17,385
66	Vanguard Mega Cap ETF	12,333
		72,974
	MID-CAP — 0.2%
63	Invesco S&P MidCap 400 Pure Value ETF	7,516
142	Invesco S&P Midcap 400 Revenue ETF	16,344
56	Vanguard Mid-Cap Growth ETF	13,204
		37,064
	PRECIOUS METALS — 0.1%
685	abrdn Physical Silver Shares ETF*	16,310
304	iShares Gold Trust*	12,771
		29,081
	SMALL-CAP — 0.1%
130	Dimensional U.S. Small Cap ETF	8,104
142	JPMorgan Market Expansion Enhanced Equity ETF	8,311
		16,415
	Total Exchange-Traded Funds
	(Cost $10,065,603)	10,238,564

	MUTUAL FUNDS — 53.4%
	AGGREGATE BOND — 24.1%
118,758	Allspring Core Plus Bond Fund - Class R6	1,331,277
237,681	DFA Diversified Fixed Income Portfolio - Class Institutional	2,177,154
121,380	Vanguard Core Bond Fund - Class Admiral	2,169,070
		5,677,501
	BLEND BROAD MARKET — 0.1%
408	DFA U.S. Core Equity 1 Portfolio - Class Institutional	16,209

	BLEND LARGE CAP — 0.1%
459	DFA U.S. Large Co. Portfolio - Class Institutional	16,012
157	Schwab S&P 500 Index Fund - Class Select	12,661
		28,673

2
SEMI ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND MID CAP — 0.1%
435	Vanguard Strategic Equity Fund - Class Investor	$16,376

	EMERGING MARKET STOCK — 0.0%
123	New World Fund, Inc. - Class F-3	9,703

	EMERGING MARKETS BOND — 10.5%
134,966	TIAA-CREF Emerging Markets Debt Fund - Class Institutional	1,139,114
57,042	Vanguard Emerging Markets Bond Fund - Class Admiral	1,334,203
		2,473,317
	FOREIGN AGGREGATE BOND — 14.8%
81,167	DFA Short Duration Real Return Portfolio - Class Institutional	848,199
245,542	Dodge & Cox Global Bond Fund - Class I	2,654,305
		3,502,504
	FOREIGN BLEND — 0.0%
383	Dimensional Global Equity Portfolio - Class Institutional	12,584

	FOREIGN VALUE — 0.1%
341	DFA International Value Portfolio - Class Institutional	7,288
771	Dodge & Cox Global Stock Fund - Class I	12,154
		19,442
	GENERAL CORPORATE BOND — 3.3%
83,013	T Rowe Price Institutional Floating Rate Fund - Class Institutional	785,300

	GROWTH BROAD MARKET — 0.1%
211	New Perspective Fund - Class R-6	12,778

	GROWTH LARGE CAP — 0.1%
236	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	13,632

	GROWTH SMALL CAP — 0.0%
74	Vanguard Explorer Fund - Class Admiral	8,218

	VALUE LARGE CAP — 0.0%
161	Vanguard Windsor Fund - Class Admiral	12,401

	VALUE MID CAP — 0.1%
243	DFA U.S. Targeted Value Portfolio - Class Institutional	8,096
467	Vanguard Selected Value Fund - Class Investor	14,563
		22,659
	Total Mutual Funds
	(Cost $12,554,542)	12,611,297

3
SEMI ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	MONEY MARKET FUNDS — 2.2%
517,721	Gabelli U.S. Treasury Money Market Fund - Class AAA, 5.20%[1]	$517,721

	Money Market Funds
	(Cost $517,721)	517,721

	TOTAL INVESTMENTS — 99.0%
	(Cost $23,137,866)	23,367,582
	Other Assets in Excess of Liabilities — 1.0%	234,982
	TOTAL NET ASSETS — 100.0%	$23,602,564

*Non-income producing security.

1Effective 7 day yield as of March 31, 2024.

See Notes to Financial Statements

4
SEMI ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Security Type/Fund Objective	Percent of Total Net Assets
Exchange-Traded Funds
Corporate	31.4%
Aggregate Bond	7.6%
Government	3.1%
Large-cap	0.3%
Consumer Staples	0.2%
International	0.2%
Mid-cap	0.2%
Broad Market	0.1%
Precious Metals	0.1%
Small-cap	0.1%
Global	0.1%
Broad Based	0.0%
Emerging Markets	0.0%
Convertible	0.0%
Total Exchange-Traded Funds	43.4%
Mutual Funds
Aggregate Bond	24.1%
Foreign Aggregate Bond	14.8%
Emerging Markets Bond	10.5%
General Corporate Bond	3.3%
Blend Large Cap	0.1%
Value Mid Cap	0.1%
Foreign Value	0.1%
Blend Mid Cap	0.1%
Blend Broad Market	0.1%
Growth Large Cap	0.1%
Growth Broad Market	0.1%
Foreign Blend	0.0%
Value Large Cap	0.0%
Emerging Market Stock	0.0%
Growth Small Cap	0.0%
Total Mutual Funds	53.4%
Money Market Funds	2.2%
Total Investments	99.0%
Other Assets in Excess of Liabilities	1.0%
Total Net Assets	100.0%

See Notes to Financial Statements

5
SEMI ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 44.1%
	AGGREGATE BOND — 5.3%
20,228	AB High Yield ETF	$743,986
88,990	iShares Yield Optimized Bond ETF	1,989,843
		2,733,829
	BROAD BASED — 0.2%
3,616	Invesco DB Commodity Index Tracking Fund*	83,060

	BROAD MARKET — 1.2%
5,179	Schwab Fundamental U.S. Broad Market Index ETF	343,161
2,139	Vanguard U.S. Quality Factor ETF	292,893
		636,054
	CONSUMER STAPLES — 1.7%
12,000	Invesco S&P SmallCap Consumer Staples ETF	446,760
2,101	Vanguard Consumer Staples ETF	428,898
		875,658
	CONVERTIBLE — 0.0%
144	iShares Convertible Bond ETF	11,496

	CORPORATE — 26.0%
86,898	Franklin Senior Loan ETF	2,128,566
30,282	iShares 0-5 Year High Yield Corporate Bond ETF	1,288,499
17,469	iShares Investment Grade Systematic Bond ETF	783,485
79,257	Principal Active High Yield ETF	1,518,564
26,043	SPDR Portfolio Intermediate Term Corporate Bond ETF	851,346
76,394	SPDR Portfolio Short Term Corporate Bond ETF	2,274,249
78,776	VanEck IG Floating Rate ETF	2,009,576
13,439	Vanguard Long-Term Corporate Bond ETF	1,051,333
33,968	Xtrackers Short Duration High Yield Bond ETF	1,512,517
		13,418,135
	EMERGING MARKETS — 0.6%
4,522	Columbia EM Core ex-China ETF	140,634
3,033	Schwab Fundamental Emerging Markets Large Co. Index ETF	84,196
2,958	SPDR S&P Emerging Markets Dividend ETF	99,123
		323,953
	GLOBAL — 0.4%
1,654	SPDR Global Dow ETF	212,522

	GOVERNMENT — 1.9%
10,485	iShares 7-10 Year Treasury Bond ETF	992,510

	INTERNATIONAL — 1.0%
1,697	iShares Currency Hedged MSCI EAFE Small-Cap ETF	53,456

6
SEMI ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
2,800	Schwab Fundamental International Large Co. Index ETF	$99,708
2,819	SPDR Portfolio Developed World ex-US ETF	101,033
2,831	Vanguard FTSE Developed Markets ETF	142,031
3,389	WisdomTree Global ex-US Quality Dividend Growth Fund	131,798
		528,026
	LARGE-CAP — 2.3%
489	Invesco QQQ Trust Series 1	217,121
3,807	Schwab Fundamental U.S. Large Co. Index ETF	256,554
2,818	Schwab U.S. Large-Cap Growth ETF	261,285
4,037	SPDR Portfolio S&P 500 Value ETF	202,254
1,288	Vanguard Mega Cap ETF	240,688
		1,177,902
	MID-CAP — 1.7%
1,622	Invesco S&P MidCap 400 Pure Value ETF	193,488
2,125	Invesco S&P Midcap 400 Revenue ETF	244,588
2,005	Invesco S&P MidCap Momentum ETF	230,294
1,016	Vanguard Mid-Cap Growth ETF	239,563
		907,933
	PRECIOUS METALS — 0.5%
5,748	abrdn Physical Silver Shares ETF*	136,860
2,449	iShares Gold Trust*	102,882
		239,742
	SMALL-CAP — 1.2%
3,647	Dimensional U.S. Small Cap ETF	227,354
2,498	Invesco S&P SmallCap Momentum ETF	150,679
3,783	JPMorgan Market Expansion Enhanced Equity ETF	221,419
		599,452
	THEMATIC — 0.1%
1,442	Global X U.S. Infrastructure Development ETF	57,406

	Total Exchange-Traded Funds
	(Cost $21,692,945)	22,797,678

	MUTUAL FUNDS — 47.2%
	AGGREGATE BOND — 12.7%
138,881	Allspring Core Plus Bond Fund - Class R6	1,556,851
273,851	DFA Diversified Fixed Income Portfolio - Class Institutional	2,508,476
139,541	Vanguard Core Bond Fund - Class Admiral	2,493,600
		6,558,927
	BLEND BROAD MARKET — 0.5%
6,921	DFA U.S. Core Equity 1 Portfolio - Class Institutional	274,898

7
SEMI ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND LARGE CAP — 0.9%
6,398	DFA U.S. Large Co. Portfolio - Class Institutional	$222,971
3,295	Schwab S&P 500 Index Fund - Class Select	266,299
		489,270
	BLEND MID CAP — 0.6%
8,774	Vanguard Strategic Equity Fund - Class Investor	330,532

	EMERGING MARKET STOCK — 0.2%
988	New World Fund, Inc. - Class F-3	77,931

	EMERGING MARKETS BOND — 11.2%
305,457	TIAA-CREF Emerging Markets Debt Fund - Class Institutional	2,578,059
137,402	Vanguard Emerging Markets Bond Fund - Class Admiral	3,213,830
		5,791,889
	FOREIGN AGGREGATE BOND — 12.3%
215,391	DFA Short Duration Real Return Portfolio - Class Institutional	2,250,841
379,678	Dodge & Cox Global Bond Fund - Class I	4,104,316
		6,355,157
	FOREIGN BLEND — 1.0%
4,224	DFA International Small Co. Portfolio - Class Institutional	84,095
12,435	Dimensional Global Equity Portfolio - Class Institutional	408,734
		492,829
	FOREIGN VALUE — 0.9%
2,999	American Beacon EAM International Small Cap Fund - Class R5	54,698
2,407	DFA International Small Cap Value Portfolio - Class Institutional	53,777
4,814	DFA International Value Portfolio - Class Institutional	102,830
15,906	Dodge & Cox Global Stock Fund - Class I	250,834
		462,139
	GENERAL CORPORATE BOND — 3.9%
213,196	T Rowe Price Institutional Floating Rate Fund - Class Institutional	2,016,836

	GROWTH BROAD MARKET — 0.7%
5,818	New Perspective Fund - Class R-6	353,017

	GROWTH LARGE CAP — 0.6%
5,466	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	315,582

	GROWTH SMALL CAP — 0.4%
1,775	Vanguard Explorer Fund - Class Admiral	196,518

	VALUE LARGE CAP — 0.6%
3,804	Vanguard Windsor Fund - Class Admiral	292,109

8
SEMI ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	VALUE MID CAP — 0.7%
5,820	DFA U.S. Targeted Value Portfolio - Class Institutional	$193,569
4,830	Vanguard Selected Value Fund - Class Investor	150,504
		344,073
	Total Mutual Funds
	(Cost $23,566,406)	24,351,707

	MONEY MARKET FUNDS — 8.7%
3,033,282	Gabelli U.S. Treasury Money Market Fund - Class AAA, 5.20%[1]	3,033,282
1,458,047	Goldman Sachs Financial Square Government Fund - Institutional Class, 5.13%[1]	1,458,047

	Money Market Funds
	(Cost $4,491,329)	4,491,329
	TOTAL INVESTMENTS — 100.0%
	(Cost $49,750,680)	51,640,714
	Other Assets in Excess of Liabilities — 0.0%	16,957
	TOTAL NET ASSETS — 100.0%	$51,657,671

*Non-income producing security.

1Effective 7 day yield as of March 31, 2024.

See Notes to Financial Statements

9
SEMI ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

SUMMARY OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Security Type/Fund Objective	Percent of Total Net Assets
Mutual Funds
Aggregate Bond	12.7%
Foreign Aggregate Bond	12.3%
Emerging Markets Bond	11.2%
General Corporate Bond	3.9%
Foreign Blend	1.0%
Blend Large Cap	0.9%
Foreign Value	0.9%
Growth Broad Market	0.7%
Value Mid Cap	0.7%
Blend Mid Cap	0.6%
Growth Large Cap	0.6%
Value Large Cap	0.6%
Blend Broad Market	0.5%
Growth Small Cap	0.4%
Emerging Market Stock	0.2%
Total Mutual Funds	47.2%
Exchange-Traded Funds
Corporate	26.0%
Aggregate Bond	5.3%
Large-cap	2.3%
Government	1.9%
Mid-cap	1.7%
Consumer Staples	1.7%
Broad Market	1.2%
Small-cap	1.2%
International	1.0%
Emerging Markets	0.6%
Precious Metals	0.5%
Global	0.4%
Broad Based	0.2%
Thematic	0.1%
Convertible	0.0%
Total Exchange-Traded Funds	44.1%
Money Market Funds	8.7%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See Notes to Financial Statements

10
SEMI ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 47.6%
	AGGREGATE BOND — 4.0%
3,897	AB High Yield ETF	$143,332
46,504	iShares Yield Optimized Bond ETF	1,039,843
		1,183,175
	BROAD BASED — 0.2%
3,089	Invesco DB Commodity Index Tracking Fund*	70,954

	BROAD MARKET — 2.4%
5,171	Schwab Fundamental U.S. Broad Market Index ETF	342,630
2,704	Vanguard U.S. Quality Factor ETF	370,259
		712,889
	CONSUMER STAPLES — 2.5%
9,805	Invesco S&P SmallCap Consumer Staples ETF	365,040
1,844	Vanguard Consumer Staples ETF	376,434
		741,474
	CONVERTIBLE — 0.0%
73	iShares Convertible Bond ETF	5,828

	CORPORATE — 21.7%
46,529	Franklin Senior Loan ETF	1,139,728
15,867	iShares 0-5 Year High Yield Corporate Bond ETF	675,141
6,367	iShares Investment Grade Systematic Bond ETF	285,560
37,481	Principal Active High Yield ETF	718,136
8,770	SPDR Portfolio Intermediate Term Corporate Bond ETF	286,691
29,782	SPDR Portfolio Short Term Corporate Bond ETF	886,610
46,750	VanEck IG Floating Rate ETF	1,192,593
6,282	Vanguard Long-Term Corporate Bond ETF	491,441
16,064	Xtrackers Short Duration High Yield Bond ETF	715,293
		6,391,193
	EMERGING MARKETS — 1.0%
4,349	Columbia EM Core ex-China ETF	135,254
999	Schwab Fundamental Emerging Markets Large Co. Index ETF	27,732
3,624	SPDR S&P Emerging Markets Dividend ETF	121,440
		284,426
	GLOBAL — 0.7%
1,695	SPDR Global Dow ETF	217,791

	GOVERNMENT — 1.7%
5,214	iShares 7-10 Year Treasury Bond ETF	493,557

	INTERNATIONAL — 1.9%
1,509	iShares Currency Hedged MSCI EAFE Small-Cap ETF	47,534

11
SEMI ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
2,651	Schwab Fundamental International Large Co. Index ETF	$94,402
3,798	SPDR Portfolio Developed World ex-US ETF	136,120
2,702	Vanguard FTSE Developed Markets ETF	135,559
3,699	WisdomTree Global ex-US Quality Dividend Growth Fund	143,854
		557,469
	LARGE-CAP — 5.0%
516	Invesco QQQ Trust Series 1	229,109
5,403	Schwab Fundamental U.S. Large Co. Index ETF	364,108
2,421	Schwab U.S. Large-Cap Growth ETF	224,475
6,850	SPDR Portfolio S&P 500 Value ETF	343,185
1,614	Vanguard Mega Cap ETF	301,609
		1,462,486
	MID-CAP — 3.5%
2,490	Invesco S&P MidCap 400 Pure Value ETF	297,032
2,303	Invesco S&P Midcap 400 Revenue ETF	265,075
1,983	Invesco S&P MidCap Momentum ETF	227,767
955	Vanguard Mid-Cap Growth ETF	225,180
		1,015,054
	PRECIOUS METALS — 0.7%
4,869	abrdn Physical Silver Shares ETF*	115,931
2,083	iShares Gold Trust*	87,507
		203,438
	SMALL-CAP — 2.1%
3,538	Dimensional U.S. Small Cap ETF	220,559
2,830	Invesco S&P SmallCap Momentum ETF	170,706
3,748	JPMorgan Market Expansion Enhanced Equity ETF	219,370
		610,635
	THEMATIC — 0.2%
1,627	Global X U.S. Infrastructure Development ETF	64,771

	Total Exchange-Traded Funds
	(Cost $13,065,970)	14,015,140

	MUTUAL FUNDS — 47.3%
	AGGREGATE BOND — 10.2%
31,547	Allspring Core Plus Bond Fund - Class R6	353,644
145,714	DFA Diversified Fixed Income Portfolio - Class Institutional	1,334,742
74,558	Vanguard Core Bond Fund - Class Admiral	1,332,353
		3,020,739
	BLEND BROAD MARKET — 1.0%
7,645	DFA U.S. Core Equity 1 Portfolio - Class Institutional	303,670

12
SEMI ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND LARGE CAP — 2.1%
8,655	DFA U.S. Large Co. Portfolio - Class Institutional	$301,640
3,912	Schwab S&P 500 Index Fund - Class Select	316,101
		617,741
	BLEND MID CAP — 1.2%
9,251	Vanguard Strategic Equity Fund - Class Investor	348,497

	EMERGING MARKET STOCK — 0.3%
1,192	New World Fund, Inc. - Class F-3	94,031

	EMERGING MARKETS BOND — 10.0%
137,065	TIAA-CREF Emerging Markets Debt Fund - Class Institutional	1,156,826
75,992	Vanguard Emerging Markets Bond Fund - Class Admiral	1,777,452
		2,934,278
	FOREIGN AGGREGATE BOND — 9.4%
85,199	DFA Short Duration Real Return Portfolio - Class Institutional	890,335
174,903	Dodge & Cox Global Bond Fund - Class I	1,890,700
		2,781,035
	FOREIGN BLEND — 2.5%
3,012	DFA International Small Co. Portfolio - Class Institutional	59,976
20,279	Dimensional Global Equity Portfolio - Class Institutional	666,560
		726,536
	FOREIGN VALUE — 1.8%
4,722	American Beacon EAM International Small Cap Fund - Class R5	86,129
2,166	DFA International Small Cap Value Portfolio - Class Institutional	48,385
4,570	DFA International Value Portfolio - Class Institutional	97,626
19,333	Dodge & Cox Global Stock Fund - Class I	304,874
		537,014
	GENERAL CORPORATE BOND — 3.5%
107,896	T Rowe Price Institutional Floating Rate Fund - Class Institutional	1,020,701

	GROWTH BROAD MARKET — 1.7%
8,431	New Perspective Fund - Class R-6	511,608

	GROWTH LARGE CAP — 1.0%
4,957	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	286,204

	GROWTH SMALL CAP — 0.6%
1,507	Vanguard Explorer Fund - Class Admiral	166,894

	VALUE LARGE CAP — 1.2%
4,554	Vanguard Windsor Fund - Class Admiral	349,719

13
SEMI ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	VALUE MID CAP — 0.8%
7,462	Vanguard Selected Value Fund - Class Investor	$232,526
	Total Mutual Funds
	(Cost $13,392,883)	13,931,193

	MONEY MARKET FUNDS — 5.2%
1,325,028	Gabelli U.S. Treasury Money Market Fund - Class AAA, 5.20%[1]	1,325,028
213,110	Goldman Sachs Financial Square Government Fund - Institutional Class, 5.13%[1]	213,110
	Money Market Funds
	(Cost $1,538,138)	1,538,138
	TOTAL INVESTMENTS — 100.1%
	(Cost $27,996,991)	29,484,471
	Liabilities in Excess of Other Assets — (0.1)%	(19,528)
	TOTAL NET ASSETS — 100.0%	$29,464,943

*Non-income producing security.

1Effective 7 day yield as of March 31, 2024.

See Notes to Financial Statements

14
SEMI ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

SUMMARY OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Security Type/Fund Objective	Percent of Total Net Assets
Mutual Funds
Aggregate Bond	10.2%
Emerging Markets Bond	10.0%
Foreign Aggregate Bond	9.4%
General Corporate Bond	3.5%
Foreign Blend	2.5%
Blend Large Cap	2.1%
Foreign Value	1.8%
Growth Broad Market	1.7%
Value Large Cap	1.2%
Blend Mid Cap	1.2%
Blend Broad Market	1.0%
Growth Large Cap	1.0%
Value Mid Cap	0.8%
Growth Small Cap	0.6%
Emerging Market Stock	0.3%
Total Mutual Funds	47.3%
Exchange-Traded Funds
Corporate	21.7%
Large-cap	5.0%
Aggregate Bond	4.0%
Mid-cap	3.5%
Consumer Staples	2.5%
Broad Market	2.4%
Small-cap	2.1%
International	1.9%
Government	1.7%
Emerging Markets	1.0%
Global	0.7%
Precious Metals	0.7%
Broad Based	0.2%
Thematic	0.2%
Convertible	0.0%
Total Exchange-Traded Funds	47.6%
Money Market Funds	5.2%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See Notes to Financial Statements

15
SEMI ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 51.2%
	AGGREGATE BOND — 0.8%
12,122	AB High Yield ETF	$445,847
34,179	iShares Yield Optimized Bond ETF	764,253
		1,210,100
	BROAD BASED — 0.5%
30,085	Invesco DB Commodity Index Tracking Fund*	691,052

	BROAD MARKET — 3.8%
37,261	Schwab Fundamental U.S. Broad Market Index ETF	2,468,914
25,417	Vanguard U.S. Quality Factor ETF	3,480,350
		5,949,264
	CONSUMER STAPLES — 2.4%
47,874	Invesco S&P SmallCap Consumer Staples ETF	1,782,349
9,695	Vanguard Consumer Staples ETF	1,979,137
		3,761,486
	CONVERTIBLE — 0.0%
390	iShares Convertible Bond ETF	31,134

	CORPORATE — 16.2%
184,261	Franklin Senior Loan ETF	4,513,473
43,895	iShares 0-5 Year High Yield Corporate Bond ETF	1,867,732
24,721	iShares Investment Grade Systematic Bond ETF	1,108,737
134,762	Principal Active High Yield ETF	2,582,040
34,049	SPDR Portfolio Intermediate Term Corporate Bond ETF	1,113,062
125,126	SPDR Portfolio Short Term Corporate Bond ETF	3,725,001
206,200	VanEck IG Floating Rate ETF	5,260,162
32,093	Vanguard Long-Term Corporate Bond ETF	2,510,635
57,090	Xtrackers Short Duration High Yield Bond ETF	2,542,087
		25,222,929
	EMERGING MARKETS — 1.7%
35,786	Columbia EM Core ex-China ETF	1,112,945
16,475	Schwab Fundamental Emerging Markets Large Co. Index ETF	457,346
33,548	SPDR S&P Emerging Markets Dividend ETF	1,124,193
		2,694,484
	GLOBAL — 1.3%
16,173	SPDR Global Dow ETF	2,078,069

	GOVERNMENT — 1.6%
26,633	iShares 7-10 Year Treasury Bond ETF	2,521,080

	INTERNATIONAL — 2.7%
15,664	iShares Currency Hedged MSCI EAFE Small-Cap ETF	493,416

16
SEMI ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
20,218	Schwab Fundamental International Large Co. Index ETF	$719,963
25,346	SPDR Portfolio Developed World ex-US ETF	908,400
17,963	Vanguard FTSE Developed Markets ETF	901,204
29,855	WisdomTree Global ex-US Quality Dividend Growth Fund	1,161,061
		4,184,044
	LARGE-CAP — 7.8%
5,631	Invesco QQQ Trust Series 1	2,500,220
29,357	Schwab Fundamental U.S. Large Co. Index ETF	1,978,368
25,047	Schwab U.S. Large-Cap Growth ETF	2,322,358
44,179	SPDR Portfolio S&P 500 Value ETF	2,213,368
17,130	Vanguard Mega Cap ETF	3,201,083
		12,215,397
	MID-CAP — 6.6%
15,028	Invesco S&P MidCap 400 Pure Value ETF	1,792,690
30,441	Invesco S&P Midcap 400 Revenue ETF	3,503,759
21,678	Invesco S&P MidCap Momentum ETF	2,489,935
10,596	Vanguard Mid-Cap Growth ETF	2,498,431
		10,284,815
	PRECIOUS METALS — 1.5%
58,484	abrdn Physical Silver Shares ETF*	1,392,504
23,280	iShares Gold Trust*	977,993
		2,370,497
	SMALL-CAP — 3.8%
37,951	Dimensional U.S. Small Cap ETF	2,365,865
19,664	Invesco S&P SmallCap Momentum ETF	1,186,132
40,722	JPMorgan Market Expansion Enhanced Equity ETF	2,383,459
		5,935,456
	THEMATIC — 0.5%
18,460	Global X U.S. Infrastructure Development ETF	734,893
	Total Exchange-Traded Funds
	(Cost $71,815,017)	79,884,700

	MUTUAL FUNDS — 44.6%
	AGGREGATE BOND — 7.2%
161,563	Allspring Core Plus Bond Fund - Class R6	1,811,126
507,081	DFA Diversified Fixed Income Portfolio - Class Institutional	4,644,864
266,466	Vanguard Core Bond Fund - Class Admiral	4,761,752
		11,217,742
	BLEND BROAD MARKET — 1.3%
51,830	DFA U.S. Core Equity 1 Portfolio - Class Institutional	2,058,705

17
SEMI ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND LARGE CAP — 3.3%
61,030	DFA U.S. Large Co. Portfolio - Class Institutional	$2,126,899
37,299	Schwab S&P 500 Index Fund - Class Select	3,014,097
		5,140,996
	BLEND MID CAP — 2.2%
90,573	Vanguard Strategic Equity Fund - Class Investor	3,411,900

	EMERGING MARKET STOCK — 0.5%
10,303	New World Fund, Inc. - Class F-3	813,040

	EMERGING MARKETS BOND — 5.9%
416,447	TIAA-CREF Emerging Markets Debt Fund - Class Institutional	3,514,808
242,894	Vanguard Emerging Markets Bond Fund - Class Admiral	5,681,299
		9,196,107
	FOREIGN AGGREGATE BOND — 6.9%
346,929	DFA Short Duration Real Return Portfolio - Class Institutional	3,625,413
662,332	Dodge & Cox Global Bond Fund - Class I	7,159,806
		10,785,219
	FOREIGN BLEND — 4.0%
31,835	DFA International Small Co. Portfolio - Class Institutional	633,835
169,152	Dimensional Global Equity Portfolio - Class Institutional	5,560,035
		6,193,870
	FOREIGN VALUE — 3.0%
36,676	American Beacon EAM International Small Cap Fund - Class R5	668,973
36,211	DFA International Small Cap Value Portfolio - Class Institutional	808,948
36,443	DFA International Value Portfolio - Class Institutional	778,431
153,385	Dodge & Cox Global Stock Fund - Class I	2,418,889
		4,675,241
	GENERAL CORPORATE BOND — 1.5%
243,732	T Rowe Price Institutional Floating Rate Fund - Class Institutional	2,305,702

	GROWTH BROAD MARKET — 2.5%
63,626	New Perspective Fund - Class R-6	3,860,801

	GROWTH LARGE CAP — 1.5%
40,479	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	2,337,236

	GROWTH SMALL CAP — 0.7%
10,753	Vanguard Explorer Fund - Class Admiral	1,190,835

	VALUE LARGE CAP — 1.6%
33,886	Vanguard Windsor Fund - Class Admiral	2,602,446

18
SEMI ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	VALUE MID CAP — 2.5%
52,724	DFA U.S. Targeted Value Portfolio - Class Institutional	$1,753,591
68,420	Vanguard Selected Value Fund - Class Investor	2,131,956
		3,885,547
	Total Mutual Funds
	(Cost $64,934,035)	69,675,387

	MONEY MARKET FUNDS — 4.2%
6,068,777	Gabelli U.S. Treasury Money Market Fund - Class AAA, 5.20%[1]	6,068,777
510,898	Goldman Sachs Financial Square Government Fund - Institutional Class, 5.13%[1]	510,898
	Money Market Funds
	(Cost $6,579,675)	6,579,675
	TOTAL INVESTMENTS — 100.0%
	(Cost $143,328,727)	156,139,762
	Liabilities in Excess of Other Assets — (0.0)%	(4,419)
	TOTAL NET ASSETS — 100.0%	$156,135,343

*Non-income producing security.

1Effective 7 day yield as of March 31, 2024.

See Notes to Financial Statements

19
SEMI ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

SUMMARY OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Security Type/Fund Objective	Percent of Total Net Assets
Mutual Funds
Aggregate Bond	7.2%
Foreign Aggregate Bond	6.9%
Emerging Markets Bond	5.9%
Foreign Blend	4.0%
Blend Large Cap	3.3%
Foreign Value	3.0%
Value Mid Cap	2.5%
Growth Broad Market	2.5%
Blend Mid Cap	2.2%
Value Large Cap	1.6%
Growth Large Cap	1.5%
General Corporate Bond	1.5%
Blend Broad Market	1.3%
Growth Small Cap	0.7%
Emerging Market Stock	0.5%
Total Mutual Funds	44.6%
Exchange-Traded Funds
Corporate	16.2%
Large-cap	7.8%
Mid-cap	6.6%
Broad Market	3.8%
Small-cap	3.8%
International	2.7%
Consumer Staples	2.4%
Emerging Markets	1.7%
Government	1.6%
Precious Metals	1.5%
Global	1.3%
Aggregate Bond	0.8%
Thematic	0.5%
Broad Based	0.5%
Convertible	0.0%
Total Exchange-Traded Funds	51.2%
Money Market Funds	4.2%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See Notes to Financial Statements

20
SEMI ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 53.8%
	AGGREGATE BOND — 1.2%
17,629	AB High Yield ETF	$648,395
115,955	iShares Yield Optimized Bond ETF	2,592,788
		3,241,183
	BROAD BASED — 0.7%
81,242	Invesco DB Commodity Index Tracking Fund*	1,866,129

	BROAD MARKET — 4.6%
82,446	Schwab Fundamental U.S. Broad Market Index ETF	5,462,872
50,952	Vanguard U.S. Quality Factor ETF	6,976,857
		12,439,729
	CONSUMER STAPLES — 3.2%
109,165	Invesco S&P SmallCap Consumer Staples ETF	4,064,213
22,108	Vanguard Consumer Staples ETF	4,513,127
		8,577,340
	CONVERTIBLE — 0.0%
655	iShares Convertible Bond ETF	52,289

	CORPORATE — 7.8%
128,620	Franklin Senior Loan ETF	3,150,547
21,465	iShares 0-5 Year High Yield Corporate Bond ETF	913,336
20,160	iShares Investment Grade Systematic Bond ETF	904,176
155,670	Principal Active High Yield ETF	2,982,637
27,765	SPDR Portfolio Intermediate Term Corporate Bond ETF	907,638
246,744	VanEck IG Floating Rate ETF	6,294,439
38,971	Vanguard Long-Term Corporate Bond ETF	3,048,701
65,955	Xtrackers Short Duration High Yield Bond ETF	2,936,825
		21,138,299
	EMERGING MARKETS — 2.4%
96,173	Columbia EM Core ex-China ETF	2,990,980
23,624	Schwab Fundamental Emerging Markets Large Co. Index ETF	655,802
90,158	SPDR S&P Emerging Markets Dividend ETF	3,021,195
		6,667,977
	GLOBAL — 1.7%
35,114	SPDR Global Dow ETF	4,511,798

	GOVERNMENT — 1.1%
32,342	iShares 7-10 Year Treasury Bond ETF	3,061,494

	INTERNATIONAL — 4.4%
58,120	iShares Currency Hedged MSCI EAFE Small-Cap ETF	1,830,780
57,039	Schwab Fundamental International Large Co. Index ETF	2,031,159

21
SEMI ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
75,637	SPDR Portfolio Developed World ex-US ETF	$2,710,830
49,510	Vanguard FTSE Developed Markets ETF	2,483,916
71,491	WisdomTree Global ex-US Quality Dividend Growth Fund	2,780,285
		11,836,970
	LARGE-CAP — 10.4%
12,483	Invesco QQQ Trust Series 1	5,542,577
86,506	Schwab Fundamental U.S. Large Co. Index ETF	5,829,639
57,572	Schwab U.S. Large-Cap Growth ETF	5,338,076
108,675	SPDR Portfolio S&P 500 Value ETF	5,444,618
32,951	Vanguard Mega Cap ETF	6,157,553
		28,312,463
	MID-CAP — 7.7%
30,357	Invesco S&P MidCap 400 Pure Value ETF	3,621,287
51,823	Invesco S&P Midcap 400 Revenue ETF	5,964,827
48,558	Invesco S&P MidCap Momentum ETF	5,577,372
24,633	Vanguard Mid-Cap Growth ETF	5,808,215
		20,971,701
	PRECIOUS METALS — 2.4%
146,923	abrdn Physical Silver Shares ETF*	3,498,237
73,795	iShares Gold Trust*	3,100,128
		6,598,365
	SMALL-CAP — 5.4%
86,616	Dimensional U.S. Small Cap ETF	5,399,641
61,291	Invesco S&P SmallCap Momentum ETF	3,697,073
97,237	JPMorgan Market Expansion Enhanced Equity ETF	5,691,282
		14,787,996
	THEMATIC — 0.8%
51,515	Global X U.S. Infrastructure Development ETF	2,050,812
	Total Exchange-Traded Funds
	(Cost $128,154,431)	146,114,545

	MUTUAL FUNDS — 43.1%
	AGGREGATE BOND — 4.1%
305,515	Allspring Core Plus Bond Fund - Class R6	3,424,829
418,577	DFA Diversified Fixed Income Portfolio - Class Institutional	3,834,164
222,314	Vanguard Core Bond Fund - Class Admiral	3,972,756
		11,231,749
	BLEND BROAD MARKET — 2.5%
168,235	DFA U.S. Core Equity 1 Portfolio - Class Institutional	6,682,313

22
SEMI ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND LARGE CAP — 4.5%
187,142	DFA U.S. Large Co. Portfolio - Class Institutional	$6,521,885
69,567	Schwab S&P 500 Index Fund - Class Select	5,621,726
		12,143,611
	BLEND MID CAP — 2.7%
194,918	Vanguard Strategic Equity Fund - Class Investor	7,342,561

	EMERGING MARKET STOCK — 0.8%
25,870	New World Fund, Inc. - Class F-3	2,041,409

	EMERGING MARKETS BOND — 4.1%
537,993	TIAA-CREF Emerging Markets Debt Fund - Class Institutional	4,540,659
287,638	Vanguard Emerging Markets Bond Fund - Class Admiral	6,727,856
		11,268,515
	FOREIGN AGGREGATE BOND — 2.7%
666,950	Dodge & Cox Global Bond Fund - Class I	7,209,724

	FOREIGN BLEND — 5.3%
88,559	DFA International Small Co. Portfolio - Class Institutional	1,763,204
387,842	Dimensional Global Equity Portfolio - Class Institutional	12,748,360
		14,511,564
	FOREIGN VALUE — 3.8%
92,228	American Beacon EAM International Small Cap Fund - Class R5	1,682,241
74,749	DFA International Small Cap Value Portfolio - Class Institutional	1,669,883
94,532	DFA International Value Portfolio - Class Institutional	2,019,200
319,531	Dodge & Cox Global Stock Fund - Class I	5,039,002
		10,410,326
	GENERAL CORPORATE BOND — 1.2%
341,363	T Rowe Price Institutional Floating Rate Fund - Class Institutional	3,229,295

	GROWTH BROAD MARKET — 2.6%
118,499	New Perspective Fund - Class R-6	7,190,517

	GROWTH LARGE CAP — 2.0%
93,007	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	5,370,251

	GROWTH SMALL CAP — 1.3%
32,494	Vanguard Explorer Fund - Class Admiral	3,598,363

	VALUE LARGE CAP — 2.2%
76,236	Vanguard Windsor Fund - Class Admiral	5,854,889

23
SEMI ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	VALUE MID CAP — 3.3%
108,745	DFA U.S. Targeted Value Portfolio - Class Institutional	$3,616,872
175,515	Vanguard Selected Value Fund - Class Investor	5,469,061
		9,085,933
	Total Mutual Funds
	(Cost $104,116,472)	117,171,020

	MONEY MARKET FUNDS — 2.7%
7,265,423	Gabelli U.S. Treasury Money Market Fund - Class AAA, 5.20%[1]	7,265,423
	Money Market Funds
	(Cost $7,265,423)	7,265,423
	TOTAL INVESTMENTS — 99.6%
	(Cost $239,536,326)	270,550,988
	Other Assets in Excess of Liabilities — 0.4%	1,206,653
	TOTAL NET ASSETS — 100.0%	$271,757,641

*Non-income producing security.

1Effective 7 day yield as of March 31, 2024.

See Notes to Financial Statements

24
SEMI ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

SUMMARY OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Security Type/Fund Objective	Percent of Total Net Assets
Mutual Funds
Foreign Blend	5.3%
Blend Large Cap	4.5%
Emerging Markets Bond	4.1%
Aggregate Bond	4.1%
Foreign Value	3.8%
Value Mid Cap	3.3%
Blend Mid Cap	2.7%
Foreign Aggregate Bond	2.7%
Growth Broad Market	2.6%
Blend Broad Market	2.5%
Value Large Cap	2.2%
Growth Large Cap	2.0%
Growth Small Cap	1.3%
General Corporate Bond	1.2%
Emerging Market Stock	0.8%
Total Mutual Funds	43.1%
Exchange-Traded Funds
Large-cap	10.4%
Corporate	7.8%
Mid-cap	7.7%
Small-cap	5.4%
Broad Market	4.6%
International	4.4%
Consumer Staples	3.2%
Emerging Markets	2.4%
Precious Metals	2.4%
Global	1.7%
Aggregate Bond	1.2%
Government	1.1%
Thematic	0.8%
Broad Based	0.7%
Convertible	0.0%
Total Exchange-Traded Funds	53.8%
Money Market Funds	2.7%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See Notes to Financial Statements

25
SEMI ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 58.5%
	BROAD BASED — 1.0%
84,904	Invesco DB Commodity Index Tracking Fund*	$1,950,245

	BROAD MARKET — 6.0%
71,279	Schwab Fundamental U.S. Broad Market Index ETF	4,722,946
47,687	Vanguard U.S. Quality Factor ETF	6,529,781
		11,252,727
	CONSUMER STAPLES — 5.5%
137,352	Invesco S&P SmallCap Consumer Staples ETF	5,113,615
25,377	Vanguard Consumer Staples ETF	5,180,461
		10,294,076
	CONVERTIBLE — 0.0%
424	iShares Convertible Bond ETF	33,848

	CORPORATE — 3.3%
93,675	Franklin Senior Loan ETF	2,294,569
12,861	iShares 0-5 Year High Yield Corporate Bond ETF	547,235
11,309	iShares Investment Grade Systematic Bond ETF	507,209
39,998	Principal Active High Yield ETF	766,362
17,351	Vanguard Long-Term Corporate Bond ETF	1,357,369
17,180	Xtrackers Short Duration High Yield Bond ETF	764,986
		6,237,730
	EMERGING MARKETS — 2.3%
58,042	Columbia EM Core ex-China ETF	1,805,106
21,580	Schwab Fundamental Emerging Markets Large Co. Index ETF	599,061
54,739	SPDR S&P Emerging Markets Dividend ETF	1,834,304
		4,238,471
	GLOBAL — 1.5%
21,093	SPDR Global Dow ETF	2,710,240

	GOVERNMENT — 0.7%
14,399	iShares 7-10 Year Treasury Bond ETF	1,363,009

	INTERNATIONAL — 4.9%
41,802	iShares Currency Hedged MSCI EAFE Small-Cap ETF	1,316,763
42,829	Schwab Fundamental International Large Co. Index ETF	1,525,141
56,357	SPDR Portfolio Developed World ex-US ETF	2,019,835
40,101	Vanguard FTSE Developed Markets ETF	2,011,867
57,833	WisdomTree Global ex-US Quality Dividend Growth Fund	2,249,125
		9,122,731
	LARGE-CAP — 12.7%
10,520	Invesco QQQ Trust Series 1	4,670,985

26
SEMI ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	LARGE-CAP (Continued)
70,038	Schwab Fundamental U.S. Large Co. Index ETF	$4,719,861
55,786	Schwab U.S. Large-Cap Growth ETF	5,172,478
94,855	SPDR Portfolio S&P 500 Value ETF	4,752,236
23,360	Vanguard Mega Cap ETF	4,365,283
		23,680,843
	MID-CAP — 10.5%
29,275	Invesco S&P MidCap 400 Pure Value ETF	3,492,214
56,380	Invesco S&P Midcap 400 Revenue ETF	6,489,338
41,030	Invesco S&P MidCap Momentum ETF	4,712,706
21,200	Vanguard Mid-Cap Growth ETF	4,998,748
		19,693,006
	PRECIOUS METALS — 3.4%
150,200	abrdn Physical Silver Shares ETF*	3,576,262
67,206	iShares Gold Trust*	2,823,324
		6,399,586
	SMALL-CAP — 5.6%
60,039	Dimensional U.S. Small Cap ETF	3,742,831
49,053	Invesco S&P SmallCap Momentum ETF	2,958,877
64,832	JPMorgan Market Expansion Enhanced Equity ETF	3,794,617
		10,496,325
	THEMATIC — 1.1%
51,145	Global X U.S. Infrastructure Development ETF	2,036,082
	Total Exchange-Traded Funds
	(Cost $94,509,028)	109,508,919

	MUTUAL FUNDS — 39.4%
	AGGREGATE BOND — 2.0%
206,156	Vanguard Core Bond Fund - Class Admiral	3,684,013

	BLEND BROAD MARKET — 2.4%
111,901	DFA U.S. Core Equity 1 Portfolio - Class Institutional	4,444,722

	BLEND LARGE CAP — 4.0%
107,590	DFA U.S. Large Co. Portfolio - Class Institutional	3,749,511
46,151	Schwab S&P 500 Index Fund - Class Select	3,729,444
		7,478,955
	BLEND MID CAP — 3.2%
161,113	Vanguard Strategic Equity Fund - Class Investor	6,069,141

	EMERGING MARKET STOCK — 0.7%
16,758	New World Fund, Inc. - Class F-3	1,322,388

27
SEMI ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	EMERGING MARKETS BOND — 1.8%
126,782	TIAA-CREF Emerging Markets Debt Fund - Class Institutional	$1,070,042
95,218	Vanguard Emerging Markets Bond Fund - Class Admiral	2,227,146
		3,297,188
	FOREIGN AGGREGATE BOND — 1.5%
256,198	Dodge & Cox Global Bond Fund - Class I	2,769,505

	FOREIGN BLEND — 5.6%
63,657	DFA International Small Co. Portfolio - Class Institutional	1,267,415
282,277	Dimensional Global Equity Portfolio - Class Institutional	9,278,456
		10,545,871
	FOREIGN VALUE — 4.2%
74,558	American Beacon EAM International Small Cap Fund - Class R5	1,359,934
60,405	DFA International Small Cap Value Portfolio - Class Institutional	1,349,441
70,696	DFA International Value Portfolio - Class Institutional	1,510,072
233,607	Dodge & Cox Global Stock Fund - Class I	3,683,979
		7,903,426
	GROWTH BROAD MARKET — 3.8%
116,979	New Perspective Fund - Class R-6	7,098,314

	GROWTH LARGE CAP — 2.9%
92,949	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	5,366,855

	GROWTH SMALL CAP — 1.5%
26,124	Vanguard Explorer Fund - Class Admiral	2,892,919

	VALUE LARGE CAP — 2.4%
59,961	Vanguard Windsor Fund - Class Admiral	4,605,036

	VALUE MID CAP — 3.4%
84,238	DFA U.S. Targeted Value Portfolio - Class Institutional	2,801,749
114,213	Vanguard Selected Value Fund - Class Investor	3,558,891
		6,360,640
	Total Mutual Funds
	(Cost $63,999,139)	73,838,973

	MONEY MARKET FUNDS — 2.2%
3,712,462	Gabelli U.S. Treasury Money Market Fund - Class AAA, 5.20%[1]	3,712,462
320,552	Goldman Sachs Financial Square Government Fund - Institutional Class, 5.13%[1]	320,552
	Money Market Funds
	(Cost $4,033,014)	4,033,014

28
SEMI ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	MONEY MARKET FUNDS (Continued)

	TOTAL INVESTMENTS — 100.1%
	(Cost $162,541,181)	$187,380,906
	Liabilities in Excess of Other Assets — (0.1)%	(107,693)
	TOTAL NET ASSETS — 100.0%	$187,273,213

*Non-income producing security.

1Effective 7 day yield as of March 31, 2024.

See Notes to Financial Statements

29
SEMI ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

SUMMARY OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Security Type/Fund Objective	Percent of Total Net Assets
Mutual Funds
Foreign Blend	5.6%
Foreign Value	4.2%
Blend Large Cap	4.0%
Growth Broad Market	3.8%
Value Mid Cap	3.4%
Blend Mid Cap	3.2%
Growth Large Cap	2.9%
Value Large Cap	2.4%
Blend Broad Market	2.4%
Aggregate Bond	2.0%
Emerging Markets Bond	1.8%
Growth Small Cap	1.5%
Foreign Aggregate Bond	1.5%
Emerging Market Stock	0.7%
Total Mutual Funds	39.4%
Exchange-Traded Funds
Large-cap	12.7%
Mid-cap	10.5%
Broad Market	6.0%
Small-cap	5.6%
Consumer Staples	5.5%
International	4.9%
Precious Metals	3.4%
Corporate	3.3%
Emerging Markets	2.3%
Global	1.5%
Thematic	1.1%
Broad Based	1.0%
Government	0.7%
Convertible	0.0%
Total Exchange-Traded Funds	58.5%
Money Market Funds	2.2%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See Notes to Financial Statements

30
SEMI ANNUAL REPORT

This Page Intentionally Left Blank

31
SEMI ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2024 (Unaudited)

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Assets:
Investments, at cost	$23,137,866	$49,750,680	$27,996,991	$143,328,727	$239,536,326	$162,541,181
Investments, at value	23,367,582	51,640,714	29,484,471	156,139,762	270,550,988	187,380,906
Cash	238,880	-	-	-	1,475,144	-
Receivables:
Fund shares sold	2,628	8,545	6,627	44,093	97,407	62,131
Dividends and interest	27,442	55,859	1,765	96,826	12,688	41,845
Prepaid expenses	2,123	3,375	1,467	7,884	7,008	5,931
Total assets	23,638,655	51,708,493	29,494,330	156,288,565	272,143,235	187,490,813

Liabilities:
Payables:
Investment securities purchased	4,543	-	-	-	-	-
Fund shares redeemed	-	11,019	-	59,068	233,576	120,111
Investment advisory fees	3,541	16,397	6,930	49,866	86,803	59,480
Shareholder servicing fees (Note 2)	2,632	2,202	1,599	7,323	7,715	216
Distribution fees (Note 2)	2,666	2,665	969	8,944	9,507	2,801
Fund services fees	13,103	7,920	10,034	12,949	30,499	22,588
Audit and tax fees	7,863	7,961	7,955	7,949	7,954	7,960
Printing fees	146	373	51	2,958	4,798	2,366
Other accrued expenses	1,597	2,285	1,849	4,165	4,742	2,078
Total liabilities	36,091	50,822	29,387	153,222	385,594	217,600
Net Assets	$23,602,564	$51,657,671	$29,464,943	$156,135,343	$271,757,641	$187,273,213

Components of Net Assets:
Paid-in capital	$25,694,401	$55,833,208	$30,376,252	$153,985,108	$249,406,182	$164,247,227
Distributable earnings (accumulated deficit)	(2,091,837)	(4,175,537)	(911,309)	2,150,235	22,351,459	23,025,986
Net Assets	$23,602,564	$51,657,671	$29,464,943	$156,135,343	$271,757,641	$187,273,213

Maximum Offering Price per Share:
Service Class Shares:
Net assets applicable to shares outstanding	$13,240,554	$39,181,056	$21,451,904	$119,322,735	$230,583,599	$175,084,137
Shares of beneficial interest issued and outstanding	1,411,181	4,078,896	2,119,455	11,430,590	20,418,501	13,391,312
Net asset value, offering and redemption price per share	$9.38	$9.61	$10.12	$10.44	$11.29	$13.07

Class R4 Shares:
Net assets applicable to shares outstanding	$10,362,010	$12,476,615	$8,013,039	$36,812,608	$41,174,042	$12,189,076
Shares of beneficial interest issued and outstanding	1,085,444	1,294,413	773,700	3,529,959	3,618,638	931,722
Net asset value, offering and redemption price per share	$9.55	$9.64	$10.36	$10.43	$11.38	$13.08

See Notes to Financial Statements

32
SEMI ANNUAL REPORT

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2024 (Unaudited)

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Investment income:
Dividends	$576,913	$1,243,784	$601,449	$2,627,621	$3,649,003	$2,031,123
Interest	39,722	81,734	42,909	165,200	259,951	135,187
Total investment income	616,635	1,325,518	644,358	2,792,821	3,908,954	2,166,310

Expenses:
Contractual investment advisory fees (Note 2)	51,094	116,481	64,103	336,168	573,902	383,338
Shareholder servicing fees - Service Class (Note 2)	788	839	752	1,421	1,666	1,651
Shareholder servicing fees - Class R4 (Note 2)	8,118	10,638	6,349	27,637	30,010	8,345
Distribution fees - Class R4 (Note 2)	13,530	17,731	10,582	46,062	50,018	13,908
Fund accounting and administration fees (Note 2)	15,546	25,774	17,523	59,774	96,443	66,818
Transfer agent fees and expenses	6,926	7,399	7,086	8,356	9,234	8,427
Custody fees	9,105	10,372	6,414	11,679	14,940	15,579
Audit and tax fees	7,831	7,831	7,831	7,831	7,831	7,831
Legal fees	5,165	11,953	5,644	34,287	57,984	33,479
Filing and registration fees	5,128	5,975	5,192	7,970	9,750	8,190
Trustee fees	1,801	4,344	2,147	11,875	19,663	12,661
Insurance fees	1,178	2,735	1,285	7,352	11,320	6,733
Chief Compliance Officer fees	747	1,788	880	4,882	8,100	5,214
Printing fees	154	338	183	917	1,510	966
Other expenses	9,763	10,667	10,041	13,052	16,319	13,335
Total expenses	136,874	234,865	146,012	579,263	908,690	586,475
Advisory fee waivers (Note 2)	(23,604)	(18,119)	(14,368)	(52,293)	(89,274)	(59,630)
Net expenses	113,270	216,746	131,644	526,970	819,416	526,845
Net investment income	503,365	1,108,772	512,714	2,265,851	3,089,538	1,639,465

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(257,691)	(378,177)	(68,458)	786,862	2,465,326	920,689
Distributions of long-term realized gains from regulated investment companies	2,430	57,786	67,782	579,896	1,257,092	944,450
Net realized gain (loss)	(255,261)	(320,391)	(676)	1,366,758	3,722,418	1,865,139
Net change in unrealized appreciation/depreciation on:
Investments	927,192	3,160,218	2,222,735	14,804,623	30,824,741	24,549,081
Net change in unrealized appreciation/depreciation	927,192	3,160,218	2,222,735	14,804,623	30,824,741	24,549,081
Net realized and unrealized gain	671,931	2,839,827	2,222,059	16,171,381	34,547,159	26,414,220

Net Increase in Net Assets from Operations	$1,175,296	$3,948,599	$2,734,773	$18,437,232	$37,636,697	$28,053,685

See Notes to Financial Statements

33
SEMI ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended March 31, 2024 (Unaudited)

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$503,365	$850,725	$1,108,772	$1,944,746	$512,714	$788,761
Net realized gain (loss) on investments	(255,261)	(1,069,206)	(320,391)	(3,609,483)	(676)	(1,647,646)
Net change in unrealized appreciation/depreciation on investments	927,192	749,601	3,160,218	4,446,407	2,222,735	2,700,864
Net increase in net assets resulting from operations	1,175,296	531,120	3,948,599	2,781,670	2,734,773	1,841,979

Distributions to Shareholders:
Distributions:
Service Class	(317,530)	(401,153)	(819,489)	(1,315,322)	(422,062)	(519,005)
Class R4	(262,669)	(365,691)	(288,179)	(449,044)	(156,745)	(203,888)
Total distributions to shareholders	(580,199)	(766,844)	(1,107,668)	(1,764,366)	(578,807)	(722,893)

Capital Transactions:
Net proceeds from shares sold:
Service Class	2,614,161	2,487,112	4,260,301	3,462,090	2,723,507	2,767,672
Class R4	996,631	1,208,748	144,120	1,552,977	52,219	1,540,572
Reinvestment of distributions:
Service Class	317,530	401,153	819,489	1,315,322	422,062	519,005
Class R4	262,669	365,691	288,179	449,044	156,745	203,888
Cost of shares redeemed:
Service Class	(1,041,770)	(2,563,955)	(4,396,823)	(9,856,459)	(1,611,316)	(3,325,146)
Class R4	(1,937,297)	(3,505,618)	(3,622,496)	(2,728,342)	(1,238,101)	(1,659,035)
Net increase (decrease) in net assets from capital transactions	1,211,924	(1,606,869)	(2,507,230)	(5,805,368)	505,116	46,956

Total increase (decrease) in net assets	1,807,021	(1,842,593)	333,701	(4,788,064)	2,661,082	1,166,042

Net Assets:
Beginning of period	21,795,543	23,638,136	51,323,970	56,112,034	26,803,861	25,637,819
End of period	$23,602,564	$21,795,543	$51,657,671	$51,323,970	$29,464,943	$26,803,861
Capital Share Transactions:
Shares sold:
Service Class	281,227	265,976	454,572	372,266	278,313	291,367
Class R4	104,894	126,830	15,299	166,485	5,438	158,208
Shares reinvested:
Service Class	34,033	43,056	86,995	141,755	42,980	54,745
Class R4	27,649	38,573	30,463	48,159	15,581	21,021
Shares redeemed:
Service Class	(112,270)	(273,359)	(467,913)	(1,063,063)	(164,153)	(350,746)
Class R4	(204,528)	(367,156)	(383,569)	(293,587)	(122,238)	(170,761)
Net increase (decrease) in capital share transactions	131,005	(166,080)	(264,153)	(627,985)	55,921	3,834

See Notes to Financial Statements

34
SEMI ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS - Continued

For the Six Months Ended March 31, 2024 (Unaudited)

	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$2,265,851	$3,889,713	$3,089,538	$5,188,895	$1,639,465	$2,474,749
Net realized gain (loss) on investments	1,366,758	(5,605,502)	3,722,418	(3,403,927)	1,865,139	513,045
Net change in unrealized appreciation/depreciation on investments	14,804,623	16,238,160	30,824,741	28,619,103	24,549,081	18,543,495
Net increase in net assets resulting from operations	18,437,232	14,522,371	37,636,697	30,404,071	28,053,685	21,531,289

Distributions to Shareholders:
Distributions:
Service Class	(2,370,960)	(2,380,308)	(3,950,529)	(3,567,393)	(2,200,451)	(1,904,075)
Class R4	(731,879)	(627,813)	(648,094)	(519,222)	(132,983)	(117,437)
Total distributions to shareholders	(3,102,839)	(3,008,121)	(4,598,623)	(4,086,615)	(2,333,434)	(2,021,512)

Capital Transactions:
Net proceeds from shares sold:
Service Class	6,943,262	12,802,432	11,580,928	22,750,309	13,943,007	25,411,878
Class R4	557,539	1,925,365	264,414	2,141,746	609,587	221,168
Reinvestment of distributions:
Service Class	2,370,959	2,380,308	3,950,529	3,567,392	2,200,451	1,904,075
Class R4	731,879	627,813	648,094	519,222	132,983	117,437
Cost of shares redeemed:
Service Class	(11,070,402)	(21,393,396)	(15,981,728)	(32,923,164)	(12,334,320)	(20,925,284)
Class R4	(4,565,655)	(4,389,261)	(3,856,780)	(4,680,818)	(715,715)	(4,335,579)
Net increase (decrease) in net assets from capital transactions	(5,032,418)	(8,046,739)	(3,394,543)	(8,625,313)	3,835,993	2,393,695

Total increase (decrease) in net assets	10,301,975	3,467,511	29,643,531	17,692,143	29,556,244	21,903,472

Net Assets:
Beginning of period	145,833,368	142,365,857	242,114,110	224,421,967	157,716,969	135,813,497
End of period	$156,135,343	$145,833,368	$271,757,641	$242,114,110	$187,273,213	$157,716,969
Capital Share Transactions:
Shares sold:
Service Class	704,743	1,352,684	1,102,422	2,309,642	1,159,278	2,283,670
Class R4	56,004	204,271	24,357	214,754	48,881	20,453
Shares reinvested:
Service Class	237,571	252,084	370,246	364,474	179,482	170,936
Class R4	73,335	66,594	60,232	52,936	10,829	10,670
Shares redeemed:
Service Class	(1,136,712)	(2,263,097)	(1,513,943)	(3,325,696)	(1,018,075)	(1,842,660)
Class R4	(458,303)	(468,946)	(359,222)	(467,399)	(59,207)	(386,291)
Net increase (decrease) in capital share transactions	(523,362)	(856,410)	(315,908)	(851,289)	321,188	256,778

See Notes to Financial Statements

35
SEMI ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

FINANCIAL HIGHLIGHTS

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2024	For the Year Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.14	$9.26	$10.82	$10.47	$10.39	$10.51
Income from Investment Operations:
Net investment income[1]	0.21	0.37	0.17	0.15	0.23	0.27
Net realized and unrealized gain (loss)	0.28	(0.14)	(1.00)	0.34	0.16	0.11
Total from investment operations	0.49	0.23	(0.83)	0.49	0.39	0.38

Less Distributions:
From net investment income	(0.25)	(0.35)	(0.23)	(0.12)	(0.31)	(0.39)
From net realized gain	-	-	(0.50)	(0.02)	-	(0.11)
Total distributions	(0.25)	(0.35)	(0.73)	(0.14)	(0.31)	(0.50)
Net asset value, end of period	$9.38	$9.14	$9.26	$10.82	$10.47	$10.39

Total return	5.42%[2]	2.40%	(8.23)%	4.66%	3.81%	4.02%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13,241	$11,041	$10,855	$11,613	$7,772	$6,156

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	1.02%[4]	0.95%	0.93%	1.10%	1.11%	0.93%
After fees waived and expenses absorbed[3]	0.81%[4]	0.80%	0.80%	0.82%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[5]	4.62%[4]	3.96%	1.74%	1.51%	2.26%	2.69%

Portfolio turnover rate	40%[2,6]	157%[6]	118%[6]	287%	303%	319%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods of less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods of less than one year.
[5]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[6]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

36
SEMI ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

FINANCIAL HIGHLIGHTS

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2024	For the Year Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.29	$9.40	$10.96	$10.61	$10.49	$10.48
Income from Investment Operations:
Net investment income[1]	0.20	0.34	0.14	0.13	0.21	0.24
Net realized and unrealized gain (loss)	0.29	(0.15)	(1.03)	0.33	0.15	0.14
Total from investment operations	0.49	0.19	(0.89)	0.46	0.36	0.38

Less Distributions:
From net investment income	(0.23)	(0.30)	(0.17)	(0.09)	(0.24)	(0.26)
From net realized gain	-	-	(0.50)	(0.02)	-	(0.11)
Total distributions	(0.23)	(0.30)	(0.67)	(0.11)	(0.24)	(0.37)
Net asset value, end of period	$9.55	$9.29	$9.40	$10.96	$10.61	$10.49

Total return	5.34%[2]	2.03%	(8.63)%	4.29%	3.55%	3.92%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,362	$10,755	$12,783	$12,728	$10,166	$8,802

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	1.41%[4]	1.35%	1.33%	1.44%	1.31%	1.17%
After fees waived and expenses absorbed[3]	1.20%[4]	1.20%	1.20%	1.11%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[5]	4.23%[4]	3.56%	1.34%	1.22%	2.01%	2.40%

Portfolio turnover rate	40%[2,6]	157%[6]	118%[6]	287%	303%	319%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods of less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods of less than one year.
[5]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[6]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

37
SEMI ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

FINANCIAL HIGHLIGHTS

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2024	For the Year Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.10	$8.95	$11.51	$10.76	$10.60	$10.91
Income from Investment Operations:
Net investment income[1]	0.20	0.34	0.23	0.20	0.20	0.28
Net realized and unrealized gain (loss)	0.51	0.12	(1.35)	0.74	0.35	0.06
Total from investment operations	0.71	0.46	(1.12)	0.94	0.55	0.34

Less Distributions:
From net investment income	(0.20)	(0.31)	(0.37)	-	(0.38)	(0.33)
From net realized gain	-	-	(1.07)	(0.19)	(0.01)	(0.32)
Total distributions	(0.20)	(0.31)	(1.44)	(0.19)	(0.39)	(0.65)
Net asset value, end of period	$9.61	$9.10	$8.95	$11.51	$10.76	$10.60

Total return	7.89%[2]	5.08%	(11.19)%	8.83%	5.36%	3.81%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$39,181	$36,429	$40,752	$49,648	$43,116	$45,488

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	0.80%[4]	0.75%	0.74%	0.86%	0.94%	0.76%
After fees waived and expenses absorbed[3]	0.73%[4]	0.68%	0.67%	0.74%	0.80%	0.69%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[5]	4.39%[4]	3.62%	2.26%	1.78%	1.94%	2.74%

Portfolio turnover rate	25%[2,6]	148%[6]	117%[6]	296%	329%	354%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods of less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods of less than one year.
[5]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[6]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

38
SEMI ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

FINANCIAL HIGHLIGHTS

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2024	For the Year Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.13	$8.98	$11.51	$10.80	$10.64	$10.91
Income from Investment Operations:
Net investment income[1]	0.19	0.30	0.19	0.16	0.18	0.25
Net realized and unrealized gain (loss)	0.50	0.12	(1.35)	0.74	0.34	0.08
Total from investment operations	0.69	0.42	(1.16)	0.90	0.52	0.33

Less Distributions:
From net investment income	(0.18)	(0.27)	(0.30)	-	(0.35)	(0.28)
From net realized gain	-	-	(1.07)	(0.19)	(0.01)	(0.32)
Total distributions	(0.18)	(0.27)	(1.37)	(0.19)	(0.36)	(0.60)
Net asset value, end of period	$9.64	$9.13	$8.98	$11.51	$10.80	$10.64

Total return	7.64%[2]	4.64%	(11.56)%	8.42%	5.01%	3.66%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,477	$14,895	$15,360	$17,221	$15,155	$12,638

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	1.19%[4]	1.15%	1.14%	1.27%	1.16%	1.01%
After fees waived and expenses absorbed[3]	1.12%[4]	1.08%	1.07%	1.15%	1.05%	0.94%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[5]	4.00%[4]	3.22%	1.86%	1.37%	1.70%	2.47%

Portfolio turnover rate	25%[2,6]	148%[6]	117%[6]	296%	329%	354%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods of less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods of less than one year.
[5]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[6]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

39
SEMI ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

FINANCIAL HIGHLIGHTS

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2024		For the Year Ended September 30,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.38		$8.99	$11.76	$10.64	$10.15	$10.61
Income from Investment Operations:
Net investment income[1]	0.18		0.29	0.22	0.18	0.17	0.20
Net realized and unrealized gain (loss)	0.76		0.36	(1.52)	1.09	0.45	0.01
Total from investment operations	0.94		0.65	(1.30)	1.27	0.62	0.21

Less Distributions:
From net investment income	(0.20)		(0.26)	(0.33)	(0.15)	(0.13)	(0.12)
From net realized gain	-		-	(1.14)	-	-	(0.55)
Total distributions	(0.20)		(0.26)	(1.47)	(0.15)	(0.13)	(0.67)
Net asset value, end of period	$10.12		$9.38	$8.99	$11.76	$10.64	$10.15

Total return	10.12%[2]		7.26%	(12.94)%	12.01%	6.20%	2.77%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$21,452		$18,409	$17,677	$23,630	$18,658	$13,059

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	0.91%[4]		0.88%	0.89%	0.97%	1.09%	0.97%
After fees waived and expenses absorbed[3]	0.81%[4]		0.80%	0.79%	0.78%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[5]	3.72	%4	3.07%	2.13%	1.56%	1.66%	2.07%

Portfolio turnover rate	32%[2,6]		138%[6]	114%[6]	273%	280%	329%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods of less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods of less than one year.
[5]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[6]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

40
SEMI ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

FINANCIAL HIGHLIGHTS

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2024	For the Year Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.59	$9.19	$11.97	$10.80	$10.27	$10.70
Income from Investment Operations:
Net investment income[1]	0.16	0.26	0.18	0.14	0.15	0.17
Net realized and unrealized gain (loss)	0.79	0.37	(1.56)	1.11	0.50	0.03
Total from investment operations	0.95	0.63	(1.38)	1.25	0.65	0.20

Less Distributions:
From net investment income	(0.18)	(0.23)	(0.26)	(0.08)	(0.12)	(0.08)
From net realized gain	-	-	(1.14)	-	-	(0.55)
Total distributions	(0.18)	(0.23)	(1.40)	(0.08)	(0.12)	(0.63)
Net asset value, end of period	$10.36	$9.59	$9.19	$11.97	$10.80	$10.27

Total return	9.99%[2]	6.80%	(13.30)%	11.65%	6.39%	2.58%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,013	$8,395	$7,961	$8,074	$3,907	$915

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	1.30%[4]	1.28%	1.29%	1.33%	1.33%	1.22%
After fees waived and expenses absorbed[3]	1.20%[4]	1.20%	1.19%	1.14%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[5]	3.32%[4]	2.67%	1.73%	1.20%	1.45%	1.75%

Portfolio turnover rate	32%[2,6]	138%[6]	114%[6]	273%	280%	329%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods of less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods of less than one year.
[5]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[6]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

41
SEMI ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

FINANCIAL HIGHLIGHTS

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2024	For the Year Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.42	$8.71	$12.70	$11.34	$10.76	$11.75
Income from Investment Operations:
Net investment income[1]	0.15	0.25	0.26	0.18	0.16	0.20
Net realized and unrealized gain (loss)	1.08	0.66	(1.82)	1.60	0.71	(0.22)
Total from investment operations	1.23	0.91	(1.56)	1.78	0.87	(0.02)

Less Distributions:
From net investment income	(0.21)	(0.20)	(0.41)	-	(0.29)	(0.24)
From net realized gain	-	-	(2.02)	(0.42)	-	(0.73)
Total distributions	(0.21)	(0.20)	(2.43)	(0.42)	(0.29)	(0.97)
Net asset value, end of period	$10.44	$9.42	$8.71	$12.70	$11.34	$10.76

Total return	13.18%[2]	10.43%	(15.72)%	15.98%	8.17%	1.09%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$119,323	$109,514	$107,043	$147,069	$134,479	$145,402

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	0.68%[4]	0.65%	0.67%	0.77%	0.90%	0.70%
After fees waived and expenses absorbed[3]	0.61%[4]	0.58%	0.60%	0.70%	0.80%	0.63%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[5]	3.13%[4]	2.69%	2.49%	1.41%	1.50%	1.95%

Portfolio turnover rate	25%[2,6]	124%[6]	128%[6]	272%	334%	316%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods of less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods of less than one year.
[5]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[6]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

42
SEMI ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

FINANCIAL HIGHLIGHTS

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2024	For the Year Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.41	$8.71	$12.66	$11.34	$10.78	$11.74
Income from Investment Operations:
Net investment income[1]	0.13	0.22	0.22	0.13	0.13	0.18
Net realized and unrealized gain (loss)	1.08	0.64	(1.82)	1.61	0.71	(0.21)
Total from investment operations	1.21	0.86	(1.60)	1.74	0.84	(0.03)

Less Distributions:
From net investment income	(0.19)	(0.16)	(0.33)	-	(0.28)	(0.20)
From net realized gain	-	-	(2.02)	(0.42)	-	(0.73)
Total distributions	(0.19)	(0.16)	(2.35)	(0.42)	(0.28)	(0.93)
Net asset value, end of period	$10.43	$9.41	$8.71	$12.66	$11.34	$10.78

Total return	12.97%[2]	9.88%	(16.00)%	15.62%	7.88%	0.95%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$36,813	$36,319	$35,323	$45,002	$32,978	$28,568

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	1.07%[4]	1.05%	1.07%	1.15%	1.11%	0.95%
After fees waived and expenses absorbed[3]	1.00%[4]	0.98%	1.00%	1.08%	1.05%	0.88%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[5]	2.73%[4]	2.29%	2.09%	1.03%	1.24%	1.67%

Portfolio turnover rate	25%[2,6]	124%[6]	128%[6]	272%	334%	316%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods of less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods of less than one year.
[5]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[6]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

43
SEMI ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

FINANCIAL HIGHLIGHTS

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2024	For the Year Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.93	$8.89	$13.20	$11.72	$10.67	$11.95
Income from Investment Operations:
Net investment income[1]	0.13	0.21	0.26	0.14	0.13	0.17
Net realized and unrealized gain (loss)	1.42	1.00	(2.11)	2.06	1.08	(0.41)
Total from investment operations	1.55	1.21	(1.85)	2.20	1.21	(0.24)

Less Distributions:
From net investment income	(0.19)	(0.17)	(0.38)	(0.07)	(0.16)	(0.19)
From net realized gain	-	-	(2.08)	(0.65)	-	(0.85)
Total distributions	(0.19)	(0.17)	(2.46)	(0.72)	(0.16)	(1.04)
Net asset value, end of period	$11.29	$9.93	$8.89	$13.20	$11.72	$10.67

Total return	15.77%[2]	13.64%	(17.95)%	19.40%	11.49%	(0.62)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$230,584	$203,166	$187,753	$241,493	$215,221	$206,037

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	0.65%[4]	0.63%	0.65%	0.75%	0.89%	0.69%
After fees waived and expenses absorbed[3]	0.58%[4]	0.56%	0.58%	0.70%	0.80%	0.62%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[5]	2.48%[4]	2.16%	2.36%	1.11%	1.23%	1.67%

Portfolio turnover rate	24%[2,6]	110%[6]	110%[6]	236%	351%	313%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods of less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods of less than one year.
[5]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[6]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

44
SEMI ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

FINANCIAL HIGHLIGHTS

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2024	For the Year Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.00	$8.96	$13.25	$11.78	$10.70	$11.98
Income from Investment Operations:
Net investment income[1]	0.11	0.17	0.22	0.10	0.11	0.14
Net realized and unrealized gain (loss)	1.44	1.00	(2.13)	2.06	1.09	(0.42)
Total from investment operations	1.55	1.17	(1.91)	2.16	1.20	(0.28)

Less Distributions:
From net investment income	(0.17)	(0.13)	(0.30)	(0.04)	(0.12)	(0.15)
From net realized gain	-	-	(2.08)	(0.65)	-	(0.85)
Total distributions	(0.17)	(0.13)	(2.38)	(0.69)	(0.12)	(1.00)
Net asset value, end of period	$11.38	$10.00	$8.96	$13.25	$11.78	$10.70

Total return	15.63%[2]	13.08%	(18.24)%	18.90%	11.30%	(0.95)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$41,174	$38,948	$36,669	$44,860	$28,606	$25,928

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	1.05%[4]	1.03%	1.05%	1.13%	1.10%	0.96%
After fees waived and expenses absorbed[3]	0.98%[4]	0.96%	0.98%	1.08%	1.03%	0.89%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[5]	2.09%[4]	1.76%	1.96%	0.73%	1.00%	1.37%

Portfolio turnover rate	24%[2,6]	110%[6]	110%[6]	236%	351%	313%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods of less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods of less than one year.
[5]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[6]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

45
SEMI ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

FINANCIAL HIGHLIGHTS

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2024	For the Year Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.26	$9.88	$14.52	$12.18	$11.08	$12.30
Income from Investment Operations:
Net investment income[1]	0.12	0.18	0.24	0.11	0.11	0.14
Net realized and unrealized gain (loss)	1.86	1.35	(2.45)	2.66	1.10	(0.56)
Total from investment operations	1.98	1.53	(2.21)	2.77	1.21	(0.42)

Less Distributions:
From net investment income	(0.17)	(0.15)	(0.33)	(0.11)	(0.05)	(0.13)
From net realized gain	-	-	(2.10)	(0.32)	(0.06)	(0.67)
Total distributions	(0.17)	(0.15)	(2.43)	(0.43)	(0.11)	(0.80)
Net asset value, end of period	$13.07	$11.26	$9.88	$14.52	$12.18	$11.08

Total return	17.66%[2]	15.47%	(19.05)%	23.12%	11.01%	(2.27)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$175,084	$147,221	$123,096	$140,726	$105,095	$82,222

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	0.66%[4]	0.65%	0.66%	0.77%	0.90%	0.72%
After fees waived and expenses absorbed[3]	0.59%[4]	0.58%	0.59%	0.72%	0.80%	0.65%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[5]	1.95%[4]	1.59%	1.95%	0.76%	1.01%	1.27%

Portfolio turnover rate	26%[2,6]	113%[6]	87%[6]	231%	326%	282%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods of less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods of less than one year.
[5]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[6]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

46
SEMI ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

FINANCIAL HIGHLIGHTS

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2024	For the Year Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.27	$9.89	$14.49	$12.19	$11.09	$12.30
Income from Investment Operations:
Net investment income[1]	0.09	0.13	0.19	0.06	0.09	0.11
Net realized and unrealized gain (loss)	1.86	1.35	(2.45)	2.65	1.10	(0.55)
Total from investment operations	1.95	1.48	(2.26)	2.71	1.19	(0.44)

Less Distributions:
From net investment income	(0.14)	(0.10)	(0.24)	(0.09)	(0.03)	(0.10)
From net realized gain	-	-	(2.10)	(0.32)	(0.06)	(0.67)
Total distributions	(0.14)	(0.10)	(2.34)	(0.41)	(0.09)	(0.77)
Net asset value, end of period	$13.08	$11.27	$9.89	$14.49	$12.19	$11.09

Total return	17.42%[2]	14.98%	(19.34)%	22.60%	10.74%	(2.47)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,189	$10,496	$12,717	$13,376	$9,624	$9,582

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	1.06%[4]	1.05%	1.06%	1.13%	1.11%	0.98%
After fees waived and expenses absorbed[3]	0.99%[4]	0.98%	0.99%	1.07%	1.05%	0.91%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[5]	1.55%[4]	1.19%	1.55%	0.40%	0.79%	1.03%

Portfolio turnover rate	26%[2,6]	113%[6]	87%[6]	231%	326%	282%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods of less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods of less than one year.
[5]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[6]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

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SEMI ANNUAL REPORT

The E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

E-Valuator Funds Trust (the “Trust”) was organized as a Delaware statutory trust on August 10, 2020 and has authorized capital of unlimited shares of beneficial interest.  The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is authorized to issue multiple series and classes of shares. The E-Valuator Very Conservative (0%-15%) RMS Fund (“Very Conservative”), The E-Valuator Conservative (15%-30%) RMS Fund (“Conservative”), The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (“Conservative/Moderate”), The E-Valuator Moderate (50%-70%) RMS Fund (“Moderate”), The E-Valuator Growth (70%-85%) RMS Fund (“Growth”), and The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“Aggressive Growth”) (each a “Fund” and collectively, “Funds”) are each classified as a “diversified” series, as defined in the 1940 Act. The Funds commenced operations on May 26, 2016. Effective after the close of business on May 21, 2021, the Very Conservative Fund, Conservative Fund, Conservative/Moderate Fund, Moderate Fund, Growth Fund and Aggressive Growth Fund each acquired the assets of the corresponding series of the same name of World Funds Trust (each a “Predecessor Fund” and collectively, the “Predecessor Funds”), in exchange for shares of the Fund and the assumption by the Fund of the liabilities of the Predecessor Fund (each, a Reorganization and collectively the “Reorganizations”). The purpose of the Reorganizations was to consolidate all of the portfolios advised by Systelligence, LLC (the “Adviser”) into a standalone trust. As a result of the Reorganizations, each Fund is the accounting successor of the corresponding Predecessor Fund. As accounting successor, the operating history of the Predecessor Fund will be used for financial reporting purposes.

The investment objectives of the Funds are as follows:

Fund	Objective

Very Conservative	to provide income and, as a secondary objective, stability of principal.

Conservative	to provide income but will at times seek growth and income within the stated asset allocation range.

Conservative/Moderate	to provide both growth of principal and income but will at times focus primarily on providing income within the stated asset allocation range.

Moderate	to provide both growth of principal and income but will at times focus primarily on providing growth of principal within the stated asset allocation range.

Growth	to provide growth of principal but will at times seek to provide both growth of principal and income within the stated asset allocation range.

Aggressive Growth	to provide growth of principal within the stated asset allocation range.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

48
SEMI ANNUAL REPORT

The E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Security Valuation

Each Fund’s securities are valued at current market prices. The Funds invest primarily in unaffiliated exchange-traded funds and mutual funds. Investments in securities traded on national securities exchanges or reported on the NASDAQ National Market System (“NMS”) are valued at the last reported sale price on the principal exchange as determined by an independent pricing agent. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Listed securities or securities reported on the NASDAQ NMS for which no sales are reported on a given date may be valued at the last quoted bid price obtained from an independent pricing agent. Investments in securities traded in the over-the-counter market (other than NASDAQ NMS securities) are valued at the mean of the last quoted bid and ask price obtained from an independent pricing agent. Shares of mutual funds are valued at their net asset value. Other assets for which market prices are not readily available or are determined to be unreliable are valued at their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures approved by the Board.

Pursuant to Rule 2a-5, the Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices (or net asset value for mutual funds) are unavailable or determined to be unreliable. The Board of the Trust has appointed the investment adviser as valuation designee with responsibility for making fair value determinations in accordance with Rule 2a-5 in accordance with the Trust’s procedures. Because most of the Funds’ investments are shares of exchange-traded funds traded on U.S. securities exchanges, or shares of open-end mutual funds, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the valuation designee believes accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing.

Exchange-Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired fund fees and expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of underlying securities held by the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with equity and fixed-income securities.

Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

49
SEMI ANNUAL REPORT

The E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

● Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

● Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, to value the Funds’ assets as of March 31, 2024:

	Level 1	Level 2	Level 3
Very Conservative Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$10,238,564	$-	$-	$10,238,564
Mutual Funds	12,611,297	-	-	12,611,297
Money Market Funds	517,721	-	-	517,721
Total Investments	$23,367,582	$-	$-	$23,367,582

	Level 1	Level 2	Level 3
Conservative Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$22,797,678	$-	$-	$22,797,678
Mutual Funds	24,351,707	-	-	24,351,707
Money Market Funds	4,491,329	-	-	4,491,329
Total Investments	$51,640,714	$-	$-	$51,640,714

	Level 1	Level 2	Level 3
Conservative/Moderate Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$14,015,140	$-	$-	$14,015,140
Mutual Funds	13,931,193	-	-	13,931,193
Money Market Funds	1,538,138	-	-	1,538,138
Total Investments	$29,484,471	$-	$-	$29,484,471

50
SEMI ANNUAL REPORT

The E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

	Level 1	Level 2	Level 3
Moderate Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$79,884,700	$-	$-	$79,884,700
Mutual Funds	69,675,387	-	-	69,675,387
Money Market Funds	6,579,675	-	-	6,579,675
Total Investments	$156,139,762	$-	$-	$156,139,762

	Level 1	Level 2	Level 3
Growth Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$146,114,545	$-	$-	$146,114,545
Mutual Funds	117,171,020	-	-	117,171,020
Money Market Funds	7,265,423	-	-	7,265,423
Total Investments	$270,550,988	$-	$-	$270,550,988

	Level 1	Level 2	Level 3
Aggressive Growth Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$109,508,919	$-	$-	$109,508,919
Mutual Funds	73,838,973	-	-	73,838,973
Money Market Funds	4,033,014	-	-	4,033,014
Total Investments	$187,380,906	$-	$-	$187,380,906

*Refer to the Funds’ Schedules of Investments for a listing of securities by strategy.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Long-term capital gain distributions from underlying funds are classified as realized gains for financial reporting purposes. Interest income is recorded on an accrual basis. Discounts or premiums are accreted or amortized to interest income using the effective interest method.

Accounting Estimates

In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

51
SEMI ANNUAL REPORT

The E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported. The Funds identify their major tax jurisdiction as U.S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the period ended September 30, 2020.

Distribution to Shareholders

Dividends from net investment income, if any, are declared and paid semi-annually for the Funds. The Funds intend to distribute any net capital gains annually. Distributions are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from U.S. GAAP.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution and shareholder service expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board.

Each Fund offers two classes of shares: R4 Class Shares and Service Class Shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their ongoing distribution and service fees. Income, expenses (other than distribution and service fees, shareholder servicing and reports fees, state registration fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class.

NOTE 2 — INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH RELATED PARTIES

Pursuant to an Investment Advisory Agreement, Systelligence, LLC (the “Adviser”) provides investment advisory services for an annual fee equal to 0.45% of the average daily net assets of each Fund. The Adviser has contractually agreed to reduce its management fee with respect to each Fund from 0.45% to 0.38% until January 31, 2025. This management fee waiver is not subject to recoupment.

52
SEMI ANNUAL REPORT

The E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, fees pursuant to the Shareholder Servicing Plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of each Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding either the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2025. The terms of the expense limitation agreement permit the Adviser to recoup fees and expenses previously waived or reimbursed; however, the Adviser currently is voluntarily waiving its right to such recoupment of fees. During the six months ended March 31, 2024, none of the waived expenses have been recouped by the Adviser.

For the six months ended March 31, 2024, the Adviser earned and waived management fees as follows:

Fund	Management Fee Earned	Management Fee Waived	Net Management Fee Earned
Very Conservative	$51,094	$(23,604)	$27,490
Conservative	116,481	(18,119)	98,362
Conservative/Moderate	64,103	(14,368)	49,735
Moderate	336,168	(52,293)	283,875
Growth	573,902	(89,274)	484,628
Aggressive Growth	383,338	(59,630)	323,708

The total amounts of waivers and reimbursements for the Funds that are subject to recoupment as of March 31, 2024 and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates
Fund	2024	2025	2026	2027	Total
Very Conservative	$63,501	$33,164	$33,991	$23,604	$154,260
Conservative	79,544	43,865	38,819	18,119	180,347
Conservative/Moderate	52,587	31,703	20,501	14,368	119,159
Moderate	132,748	120,423	105,251	52,293	410,715
Growth	158,027	187,178	173,578	89,274	608,057
Aggressive Growth	84,031	108,214	111,110	59,630	362,985

The Board has adopted a Distribution and Service Plan for each Fund’s R4 Class Shares (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, each Fund may finance from the assets of its R4 Class Shares certain activities or expenses that are intended primarily to result in the sale of shares of such class. Each Fund finances these distribution and service activities through payments made to the Funds’ principal underwriter (the “Distributor”). The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for R4 Class Shares. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The 12b-1 Plan, while primarily intended to compensate for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for each of the Funds.

For the six months ended March 31, 2024, the distribution fees incurred by each Funds’ R4 shares are disclosed on the Statements of Operations.

Each of the Funds has adopted a shareholder services plan (the “Plan”) with respect to its R4 Class Shares and Service Class Shares. Under each Plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Fund shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

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SEMI ANNUAL REPORT

The E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

For the six months ended March 31, 2024, the Plan’s fees incurred by each Fund are disclosed on the Statements of Operations.

UMB Fund Services, Inc. (“UMBFS”), serves as the Funds’ fund accountant, transfer agent and administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended March 31, 2024 are reported on the Statements of Operations. These services including providing a qualified person to serve as Chief Financial Officer of the Trust.

A trustee and certain officers of the Trust are officers at UMBFS and or the Adviser. Pursuant to a Chief Compliance Officer Service Agreement, Beacon Compliance Consulting, Inc. provides CCO services to the Trust, including the provision of a qualified person to service as CCO of the Trust.

NOTE 3 — INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sales of securities excluding short-term investments for the six months ended March 31, 2024, were as follows:

Fund	Purchases	Sales
Very Conservative	$9,401,941	$8,642,552
Conservative	12,334,242	18,599,461
Conservative/Moderate	8,564,886	9,160,736
Moderate	36,281,083	47,277,156
Growth	59,911,253	71,759,417
Aggressive Growth	44,258,222	42,819,988

NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex- dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions during the year ended September 30, 2023 and the year ended September 30, 2022 were as follows:

	Year ended September 30, 2023
	Very Conservative Fund	Conservative Fund	Conservative/Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Distributions paid from:
Ordinary income	$766,844	$1,764,366	$722,893	$3,008,121	$4,086,615	$2,021,512
Realized gains	-	-	-	-	-	-
	$766,844	$1,764,366	$722,893	$3,008,121	$4,086,615	$2,021,512

	Year ended September 30, 2022
	Very Conservative Fund	Conservative Fund	Conservative/Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Distributions paid from:
Ordinary income	$1,280,649	$6,417,474	$2,475,031	$22,918,662	$35,427,988	$18,342,036
Realized gains	348,784	1,908,343	1,508,454	12,284,905	17,143,465	8,286,575
	$1,629,433	$8,325,817	$3,983,485	$35,203,567	$52,571,453	$26,628,611

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SEMI ANNUAL REPORT

The E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

As of September 30, 2023, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	Very Conservative Fund	Conservative Fund	Conservative/Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Undistributed ordinary income	$221,025	$476,439	$198,295	$872,073	$1,082,897	$437,726
Undistributed long-term capital gains	-	-	-	-	-	-
Accumulated earnings	$221,025	$476,439	$198,295	$872,073	$1,082,897	$437,726
Accumulated capital, other losses, and differences in securities treatments	(2,115,010)	(5,791,091)	(2,375,721)	(10,869,056)	(9,731,357)	(2,483,746)
Unrealized appreciation/(depreciation)	(792,949)	(1,701,816)	(889,849)	(3,187,175)	(2,038,155)	(648,245)
Total accumulated earnings/(deficit)	$(2,686,934)	$(7,016,468)	$(3,067,275)	$(13,184,158)	$(10,686,615)	$(2,694,265)

As of September 30, 2023, each Fund had the following capital loss carryforwards that may be carried forward indefinitely and which retain the character of short-term or long-term in the amounts as follows:

Fund	Short Term	Long Term
Very Conservative	$1,392,414	$722,596
Conservative	3,735,659	2,055,432
Conservative/Moderate	1,859,852	515,869
Moderate	10,869,056	-
Growth	9,731,357	-
Aggressive Growth	2,483,746	-

At March 31, 2024, the cost of securities for Federal Income Tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

	Very Conservative Fund	Conservative Fund	Conservative/Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Tax cost	$23,231,290	$50,070,353	$28,133,833	$144,248,254	$241,038,234	$163,361,507
Tax unrealized appreciation	382,347	1,913,495	1,588,927	13,318,133	31,291,861	24,979,016
Tax unrealized (depreciation)	(246,055)	(343,134)	(238,289)	(1,426,625)	(1,779,107)	(959,617)
Net unrealized appreciation/(depreciation)	$136,292	$1,570,361	$1,350,638	$11,891,508	$29,512,754	$24,019,399

The difference between book basis and cost basis net unrealized appreciation (depreciation) is attributable primarily to wash sales and grantor trusts.

NOTE 5 – INVESTMENTS IN OTHER REGISTERED INVESTMENT COMPANIES

For purposes of the 1940 Act, each Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Rule 12d1-4 of the 1940 Act permits the Fund to invest in other investment companies beyond the limits in Section 12(d)(1), subject to certain terms and conditions, including that the Fund enter into an agreement with such investment companies.

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SEMI ANNUAL REPORT

The E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

NOTE 6 — MARKET DISRUPTION AND GEOPOLITICAL RISKS

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Funds’ investments is not reasonably estimable at this time.

NOTE 7— NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

NOTE 8 -- BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2024, for the benefit of its shareholders, CBNA Custodian FBO BPA Omnibus for Qualified Rollovers, held 43.9% and 27.2% of the total shares outstanding for Very Conservative and Conservative/Moderate, respectfully.

NOTE 9 — SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statements of assets and liabilities through the date on which these financial statements were issued and has noted no additional items require disclosure.

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SEMI ANNUAL REPORT

The E-Valuator Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (855) 621-9877or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (855) 621-9877 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov or by calling the Fund at (855) 621-9877.

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SEMI ANNUAL REPORT

THE E-VALUATOR FUNDS

Fund Expenses (Unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, October 1, 2023 and held for the six months ended March 31, 2024.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid
	Beginning	Ending	Annualized	During Period
	Account Value	Account Value	Expense	Ended*
	(10/1/23)	(3/31/24)	Ratio	(3/31/24)
Very Conservative
Service Class Actual	$1,000.00	$1,054.20	0.81%	$4.18
Service Class Hypothetical**	$1,000.00	$1,020.93	0.81%	$4.11
R4 Class Actual	$1,000.00	$1,053.40	1.20%	$6.16
R4 Class Hypothetical**	$1,000.00	$1,019.00	1.20%	$6.06
Conservative
Service Class Actual	$1,000.00	$1,078.90	0.73%	$3.79
Service Class Hypothetical**	$1,000.00	$1,021.36	0.73%	$3.68
R4 Class Actual	$1,000.00	$1,076.40	1.13%	$5.84
R4 Class Hypothetical**	$1,000.00	$1,019.38	1.13%	$5.68
Conservative/Moderate
Service Class Actual	$1,000.00	$1,101.20	0.81%	$4.24
Service Class Hypothetical**	$1,000.00	$1,020.96	0.81%	$4.08
R4 Class Actual	$1,000.00	$1,099.90	1.20%	$6.30
R4 Class Hypothetical**	$1,000.00	$1,019.00	1.20%	$6.06
Moderate
Service Class Actual	$1,000.00	$1,131.80	0.61%	$3.24
Service Class Hypothetical**	$1,000.00	$1,021.96	0.61%	$3.07
R4 Class Actual	$1,000.00	$1,129.70	1.00%	$5.35
R4 Class Hypothetical**	$1,000.00	$1,019.98	1.00%	$5.07
Growth
Service Class Actual	$1,000.00	$1,157.70	0.58%	$3.13
Service Class Hypothetical**	$1,000.00	$1,022.10	0.58%	$2.93
R4 Class Actual	$1,000.00	$1,156.30	0.98%	$5.27
R4 Class Hypothetical**	$1,000.00	$1,020.11	0.98%	$4.94
Aggressive Growth
Service Class Actual	$1,000.00	$1,176.60	0.59%	$3.22
Service Class Hypothetical**	$1,000.00	$1,022.04	0.59%	$3.00
R4 Class Actual	$1,000.00	$1,174.20	0.99%	$5.38
R4 Class Hypothetical**	$1,000.00	$1,020.05	0.99%	$5.00

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal period divided by 366 days in the current year.

**5% return before expenses

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SEMI ANNUAL REPORT

The E-Valuator Funds

Important Disclosure Statements

Each Fund’s prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by UMB Distribution Services, LLC, Milwaukee, WI.

Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2024 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

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SEMI ANNUAL REPORT

Investment Adviser:

Systelligence, LLC

7760 France Avenue South, Suite 925

Bloomington, Minnesota 55435

Distributor:

UMB Distribution Services, LLC

235 West Galena Street

Milwaukee , WI 53212

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

Legal Counsel:

Vedder Price P.C.

222 North LaSalle Street

Chicago, Illinois 60601

Transfer Agent, Fund Accounting and Fund Administration:

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

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(b)	There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included as part of the report to shareholders filed under Item (a) of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

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Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a) (1)	Not applicable to semi-annual reports.

(a) (2)	Certifications of the Principal Executive Officer and Principle Financial Officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3)	Not applicable to open-end management investment companies.

(a) (4)	Not applicable to open-end management investment companies.

(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

E-Valuator Funds Trust

/s/ Kevin R. Miller
By: Kevin R. Miller
(Principal Executive Officer)
June 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Kevin R. Miller
By: Kevin R. Miller
President
(Principal Executive Officer)
June 3, 2024

/s/ Louis Sagert
By: Louis Sagert
Treasurer
(Principal Financial Officer)
June 5, 2024

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